Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - Total equity	Jun. 30, 2022
Fuzhou Fumao
Ownership percentage	47.00%
Youyou
Ownership percentage	60.00%
Lianbao
Ownership percentage	40.00%